Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2016
Selected Statement of Operations Data [Abstract]
Schedule of accounts receivable, trade
	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in
	thousands

Open accounts	$1,098	$2,488
Less - allowance for doubtful accounts *	-	(245)
	$1,098	$2,243

* The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Balance at beginning of year	$245	$-	$-
Increase (decrease) during the year	(245)	245	-
Balance at end of year	$-	$245	$-

Schedule of accounts receivable, other
	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in
	thousands

Government of Israel	$10	$19
Employees	8	26
Sundry	158	168
	$176	$213

Schedule of accounts payable and accruals - other
	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in
	thousands

Payroll and related expenses	$702	$964
Government institutions	348	1,166
Accrued vacation pay	67	63
Accrued expenses and sundry	116	71
	$1,233	$2,264